RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Hierarchy
Derivative instrument assets	$ 217	$ 276
Derivative instrument liabilities	(268)	(131)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(51)	145
Recurring basis | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	130	13
Derivative instrument liabilities	(171)	(50)
Recurring basis | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	85	263
Derivative instrument liabilities	(79)	(11)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative instrument assets	2
Derivative instrument liabilities	(18)	(70)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	(10)	(12)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	39	3
Derivative instrument liabilities	(49)	(15)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate
Fair Value Hierarchy
Derivative instrument assets	0
Derivative instrument liabilities	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(35)	161
Recurring basis | Significant Other Observable Inputs (Level II) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	91	10
Derivative instrument liabilities	(116)	(31)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	85	263
Derivative instrument liabilities	(79)	(11)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative instrument assets	2
Derivative instrument liabilities	(18)	(70)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(6)	(4)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	(6)	(4)
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate
Fair Value Hierarchy
Derivative instrument assets	0
Derivative instrument liabilities	$ 0	$ 0